Third-Party Funds (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2025 BRL (R$)
Third-Party Funds [Line Items]
Average yield rate	96.00%
Senior Financial Letter [Member]
Third-Party Funds [Line Items]
Financial letter	R$ 244,114
CDI-indexed Subordinated Financial Letter [Member]
Third-Party Funds [Line Items]
Financial letter	R$ 508,457